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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                  March 3, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   The Charles Schwab Family of Funds -
      Schwab Value Advantage Money Fund  - Institutional Shares
                                         - Select Shares(R)

      File Nos. 33-31894 and 811-5954

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectus and Statement of Additional Information, dated February 25, 2003, for the Schwab Value Advantage Money Fund - Select Shares and Institutional Shares do not differ from that filed in the most recent Post-Effective Amendment No. 48, which was filed electronically.

Sincerely,

/s/ Benjamin Douglas

Benjamin Douglas
Vice President and Senior Counsel
Charles Schwab Investment Management, Inc.